Deferred Taxation - Movements in Deferred Taxation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
At beginning of the year	¥ (14,477)	¥ (5,016)	¥ 2,848
Transfer to profit and loss (Note 12)	14,033	(9,685)	(7,666)
(Debit)/credit to other comprehensive income	(873)	224	(198)
At end of the year	¥ (1,317)	¥ (14,477)	¥ (5,016)